Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Cash flow from operations	$ 17,252	$ 18,762	$ 33,414
Interest on loans and borrowings paid	(743)	(785)	(693)
Cash received (paid) on settlement of derivatives, net	567	(83)	(197)
Payments related to Brumadinho event	(1,330)	(1,093)	(1,388)
Payments related to de-characterization of dams	(458)	(349)	(338)
Interest on participative shareholders' debentures paid	(233)	(371)	(418)
Income taxes paid (including settlement program)	(1,890)	(4,637)	(4,385)
Net cash generated by operating activities from continuing operations	13,165	11,444	25,995
Net cash generated (used) by operating activities from discontinued operations		41	(316)
Net cash generated by operating activities	13,165	11,485	25,679
Cash flow from investing activities:
Capital expenditures	(5,920)	(5,446)	(5,033)
Payments related to Samarco dam failure	(553)	(338)	(413)
Additions to investments	(19)		(42)
Proceeds (payments) from disposal of investments, net	(139)	577	704
Dividends received from associates and joint ventures	204	219	190
Short-term investment	127	260	582
Other investing activities, net	(19)	145	(129)
Net cash used in investing activities from continuing operations	(6,319)	(4,583)	(4,141)
Net cash used in investing activities from discontinued operations		(103)	(2,469)
Net cash used in investing activities	(6,319)	(4,686)	(6,610)
Cash flow from financing activities:
Loans and borrowings from third parties	1,950	1,275	930
Payments of loans and borrowings from third parties	(658)	(2,300)	(1,927)
Payments of leasing	(233)	(224)	(215)
Dividends and interest on capital paid to Vale’s shareholders	(5,513)	(6,603)	(13,483)
Dividends and interest on capital paid to noncontrolling interest	(41)	(12)	(30)
Shares buyback program	(2,714)	(6,036)	(5,546)
Acquisition of stake in VOPC	(130)
Net cash used in financing activities from continuing operations	(7,339)	(13,900)	(20,271)
Net cash used in financing activities from discontinued operations		(11)	(13)
Net cash used in financing activities	(7,339)	(13,911)	(20,284)
Net decrease in cash and cash equivalents	(493)	(7,112)	(1,215)
Cash and cash equivalents in the beginning of the year	4,736	11,721	13,487
Effect of exchange rate changes on cash and cash equivalents	69	138	(551)
Effect of transfer PTVI to non-current assets held for sale	(703)
Cash and cash equivalents from subsidiaries sold, net		(11)
Cash and cash equivalents at end of the year	$ 3,609	$ 4,736	$ 11,721